Goodwill (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Goodwill amount	$ 0	$ 0		$ 0
Nora Pharma [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill amount			$ 18,326,719